Convertible Debt (Details) - Schedule of roll forward of notes - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of roll forward of notes [Abstract]
Opening fair value	$ 1,327	$ 1,327
Ending fair value balance	398		1,327
Convertible debt issued in the period	1,140	785	737
Change in fair value (loss) reported in statement operations	201
Foreign exchange	59
Conversion of notes to common stock	$ (2,329)	$ (2,825)	$ (2,662)